INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Loss From Continuing Operations Before Income Taxes [Table Text Block]
The components of earnings (loss) before income taxes consist of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Canada	$(42.0)	$(61.7)	$(108.9)
United States	(34.8)	(10.2)	(21.4)
Earnings (loss) from continuing operations	(76.8)	(71.9)	(130.3)
Earnings (loss) from discontinued operations	–	–	3.1
Earnings (loss) before income taxes	$(76.8)	$(71.9)	$(127.2)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax (recovery) expense consists of:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Canada:
Current	$0.1	$–	$–
Deferred	–	–	–
	0.1	–	–
United States:
Current	(0.8)	0.4	0.1
Deferred	(26.7)	–	–
	(27.5)	0.4	0.1
Total from continuing operations:
Current	(0.7)	0.4	0.1
Deferred	(26.7)	–	–
	(27.4)	0.4	0.1

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision is as follows:

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2015		2014		2013
Income tax recovery at Canadian statutory income tax rates	$(20.0)	26.0%	$(18.7)	26.0%	$(32.7)	25.8%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	2.0	(2.6)	5.7	(7.9)	21.1	(16.6)
Difference in foreign tax rate	(4.5)	5.9	(1.0)	1.4	0.6	(0.5)
Change in deferred income taxes related to increase in corporate income tax rates	–	–	–	–	(8.5)	6.6
Change in the deferred income tax estimate	–	–	–	–	–	–
Change in valuation allowance	(4.4)	5.7	16.7	(23.3)	18.2	(14.3)
Adjustment to deferred credits	–	–	–	–	–	–
Other	(0.5)	0.6	(2.3)	3.2	1.4	(1.1)
Income tax expense (recovery)	$(27.4)	35.6%	$0.4	(0.6)%	$0.1	(0.1)%

Schedule Of Deferred Tax Assets [Table Text Block]
The tax effects of temporary differences that give rise to significant current deferred tax assets are as follows:

	December 31, 2015	December 31, 2014
Deferred income tax assets
Employee future benefits	$3.8	$3.8
Non-capital loss and temporary differences relating to working capital	1.6	–
Other	11.1	6.2
	16.5	10.0
Valuation allowance	(16.5)	(10.0)
	$–	$–

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant non-current deferred tax assets (liabilities) are as follows:

	December 31, 2015	December 31, 2014
Non-current
Deferred income tax assets (liabilities)
Property, plant and equipment	$128.1	$156.8
Non-capital loss carry-forwards	18.5	10.2
Employee future benefits	75.2	78.3
Other	23.9	16.7
	245.7	262.0
Valuation allowance	(245.7)	(262.0)
	$–	$–

Summary of Income Tax Contingencies [Table Text Block]
Below is a reconciliation of the total amounts of unrecognized tax benefits:

	December 31, 2015	December 31, 2014
Unrecognized tax benefits, beginning of period	$4.7	$4.3
Current period tax positions	1.0	0.4
Unrecognized tax (recovery) benefits, end of period	$5.7	$4.7